FAIR VALUE (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Including
Current portion of contingent consideration	$ 23,456	$ 31,519
Non-current portion of contingent consideration	4,039	19,900
Contingent consideration
Movement in contingent consideration
Balance at the beginning of the period	51,419	18,552
Assumed from the merger with VanceInfo		16,775
Increase in contingent consideration as a result of business acquisitions	3,294	20,355
Less: Payments made during the period	(22,661)	(3,047)
Shares issuable in connection with business acquisition		(918)
Settlement by issuance of common shares	(3,203)
Add: Changes in fair values	(1,164)	(659)
Foreign currency translation adjustments	(190)	361
Balance at the end of the period	27,495	51,419
Including
Current portion of contingent consideration	23,456
Non-current portion of contingent consideration	$ 4,039